Filed under Rules 497(e) and 497(k)
Registration No. 333-08653

SEASONS SERIES TRUST

SA Franklin Allocation Moderately Aggressive Portfolio

(formerly, SA Putnam Asset Allocation Diversified Growth Portfolio)

(the “Portfolio”)

Supplement dated May 22, 2025

to each Portfolio’s Summary Prospectus and Prospectus dated

July 29, 2024, as supplemented and amended to date

James Fetch and Robert Schoen, formerly portfolio managers of the Portfolio with Putnam Investment Management, LLC, have retired. Accordingly, all references to Messrs. Fetch and Schoen are hereby removed from the Portfolio’s Summary Prospectus and Prospectus. Additionally, effective immediately, in the section of the Portfolio’s Summary Prospectus entitled “Investment Adviser” and in the section of the Portfolio’s Prospectus entitled “Portfolio Summary: SA Franklin Allocation Moderately Aggressive Portfolio (formerly, SA Putnam Asset Allocation Diversified Growth Portfolio) – Investment Adviser,” the following information is added to the table under the heading “Portfolio Managers”:

Name and Title	Portfolio Manager of the Portfolio Since
Jacqueline Kenney, CFA Senior Vice President, Head of Direct Implementation and Portfolio Manager	January 2025
Thomas Nelson, CFA, CAIA Senior Vice President, Head of Market Strategy and Portfolio Manager	January 2025

In the section of the Portfolio’s Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” “Franklin Advisers, Inc.” (Franklin),” the second and third paragraphs are deleted and replaced with the following:

The Franklin Allocation Moderately Aggressive Portfolio is managed by Brett S. Goldstein, Senior Vice President and Head of Asset Allocation Portfolio Management, Adrian Chan, Senior Vice President, Portfolio Manager and Head of Quantitative Research, Jacqueline Kenney, Senior Vice President, Head of Direct Implementation and Portfolio Manager and Thomas Nelson, Senior Vice President, Co-Head of Market Strategy and Portfolio Manager.

Mr. Goldstein has been in the investment industry since he joined Putnam in 2010. Mr. Chan joined Putnam in 2003. After leaving in 2006 to complete his M.B.A., he rejoined the firm in 2008. Ms. Kenney has been in the investment industry since 2008. Mr. Nelson has been in the investment industry since 1991.

Capitalized terms used but not defined herein shall have the meanings assigned to them by each Portfolio’s Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-812546-FAM1 (5/25)